Document and Entity Information Statement	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	VIPER ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42807
Entity Tax Identification Number	39-2596878
Entity Address, Address Line One	500 West Texas Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Midland,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000001 Par Value
Trading Symbol	VNOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002074176